Impairment Of Exploration And Evaluation And Oil And Gas Properties - Summary of Nominal Brent Oil Prices (Detail) - bbl		12 Months Ended
	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2021
2022 [member]
Disclosure nominal brent oil prices explanatory [line items]
Nominal price per barrel of crude oil	57		73
2023 [member]
Disclosure nominal brent oil prices explanatory [line items]
Nominal price per barrel of crude oil	62	87	71
2024 [member]
Disclosure nominal brent oil prices explanatory [line items]
Nominal price per barrel of crude oil	67	78	68
2025 [member]
Disclosure nominal brent oil prices explanatory [line items]
Nominal price per barrel of crude oil	72	74	69
2026 [member]
Disclosure nominal brent oil prices explanatory [line items]
Nominal price per barrel of crude oil	73	76	70
2027 [member]
Disclosure nominal brent oil prices explanatory [line items]
Nominal price per barrel of crude oil	75	77	72
2028 [member]
Disclosure nominal brent oil prices explanatory [line items]
Nominal price per barrel of crude oil		79	73